Derivative Liabilities (Details) - Schedule reconciliation of derivative liabilities - Level 3 [Member]	12 Months Ended
Jan. 31, 2021 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the period	$ 928,774
Derivative liability warrants reclassed to equity	(906,678)
Change in value of embedded conversion option	(22,096)
Balance at the end of the period